SUBSEQUENT EVENTS - Acquisition of Everise (Details) - Everise - Major business combination $ in Millions	Jan. 08, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 85
Proportion of ownership interest in subsidiary	35.00%
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 360
Equity interests of acquirer	$ 240